Government Grants (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Government Grants [Abstract]
Schedule of Government Grants
	Total R&D tax credit
	Recognized in interim condensed statements of loss $	Recognized against carrying amount of intangible assets (Note 4) $	Total grant $
Three months ended June 30, 2024
Grants	90,065	13,713	103,778
R&D tax credit	—	178,142	178,142
Total grants and R&D tax credit	90,065	191,855	281,920

Nine months ended June 30, 2024
Grants	90,065	13,713	103,778
R&D tax credit	82,176	266,746	348,922
Total grants and R&D tax credit	172,241	280,459	452,700
	Total R&D tax credit
	Recognized in interim condensed statements of loss $	Recognized against carrying amount of intangible assets (Note 4) $	Total grant $
Three months ended June 30, 2023
Grants	216,423	40,000	256,423
R&D tax credit	45,800	54,200	100,000
Total grants and R&D tax credit	262,223	94,200	356,423

Nine months ended June 30, 2023
Grants	335,703	181,156	516,859
R&D tax credit	93,240	110,326	203,566
Total grants and R&D tax credit	428,943	291,482	720,425

	Year ended September 30, 2023
	Grant recognized in statement of loss $	Grant recorded against carrying amount of intangible assets (note 11) $	Total grant $
Other grants	377,080	268,460	645,540
Total grants	377,080	268,460	645,540
R&D tax credit	225,609	256,234	481,843
Total grants and R&D tax credits	602,689	524,694	1,127,383
	Year ended September 30, 2022
	Grant recognized in statement of loss $	Grant recorded against carrying amount of property and equipment and intangible assets (notes 9, 11) $	Total grant $
	(Restated – note 2)	(Restated – note 2)	(Restated – note 2)
Canada Emergency Wage Subsidy	83,735	33,684	117,419
Other grants	351,713	917,104	1,268,817
Total grants	435,448	950,788	1,386,236
R&D tax credit	70,191	776,050	846,241
Total grants and R&D tax credits	505,639	1,726,838	2,232,477
	Year ended September 30, 2021
	Grant recognized in statement of loss $	Grant recorded against carrying amount of property and equipment and intangible assets (notes 9, 11) $	Total grant $
	(Restated – note 2)	(Restated – note 2)	(Restated – note 2)
Canada Emergency Wage Subsidy	876,434	391,886	1,268,320
Interest free loan	1,192,741	1,109,904	2,302,645
Other grants	95,619	485,037	580,656
Total grants	2,164,794	1,986,827	4,151,621
R&D tax credit	237,364	995,506	1,232,870
Total grants and R&D tax credits	2,402,158	2,982,333	5,384,491